INCOME TAXES - Unrecognized Deductible Temporary Differences and Unused Tax Losses (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Deductible temporary differences (no expiry)	$ 59.0	$ 125.8
Tax losses	391.4	513.6
Deferred tax assets have not been recognized	$ 450.4	$ 639.4